SHARE BASED COMPENSATION PLANS	12 Months Ended
Jun. 30, 2022
SHARE BASED COMPENSATION PLANS
SHARE BASED COMPENSATION PLANS

19.        SHARE BASED COMPENSATION PLANS

The share-based payments expenses in the consolidated statements of profit or loss and other comprehensive income consist of the following:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Cash settled:
Phantom Stock Plan	33	851	(31)

Equity settled:
2018 Restricted Stock Awards (RSA)	6	45	95
2020 Long term Incentive Plan	1,812	3,625	295
	1,818	3,670	390

Total	1,851	4,521	359

19.1.     Phantom Stock Plans

In February of 2018, IBEX Global Solutions (Philippines) Inc., IBEX Global ROHQ, and in March of 2018, IBEX Global Jamaica Limited, each adopted a phantom stock plan (“Phantom Stock Plan”), which provide for grants of “phantom stock options” to certain of their executive officers and employees. Each Phantom stock option provides the participant with a contractual right to receive an amount equal to the difference between the fair market value of a vested common share of the Holding Company at the time of exercise and the exercise price of the option per share.

On February 1, 2021, we terminated the Phantom Stock Plan for IBEX Global ROHQ. All IBEX Global ROHQ plan participants and phantom stock options were transferred to the IBEX Global Solutions (Philippines) Inc. Phantom Stock Plan.  The Phantom Stock Plans for IBEX Global Solutions (Philippines) Inc. and IBEX Global Jamaica Limited were amended and restated as of February 16, 2021. The maximum number of phantom stock options available for issuance under the IBEX Global Solutions (Philippines) Inc. and IBEX Global Jamaica Limited plans are 400,000 and 200,000, respectively. These Phantom Stock Plans shall continue until the earlier of June 30, 2025 or termination by the Ibex Limited board of directors pursuant to the terms of the plan.

On February 2021, 167,935 options were issued under phantom stock plan with an exercise price of $20.86, 5,335 of the total options vested immediately and the remaining options vest 25% initially and the remainder vesting equally on monthly basis over 36 months. No options were issued under the plan in fiscal year 2022.

The Company has elected to use the Black-Scholes valuation to calculate the fair value of Phantom stock options. The Black-Scholes valuation model requires the use of certain estimates and assumptions that affect the fair value of options in the consolidated statement of profit or loss. These include the price per share, expected term, expected volatility, expected dividends and the risk-free interest rate.

Fair value of common shares

The fair value of the common shares is $16.87 per share as of June 30, 2022.

Expected term

The expected term of options granted is 0.65 - 1.75  years. In estimating the expected term, the Subsidiaries assume all options will be exercised at the contractual term of the option.

Volatility

Management used an average volatility of comparable listed companies of 32.64% - 37.19%.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The risk free rate used for computation of fair value of options as of June 30, 2022 was 3.01% - 3.03%.

The fair value of options issued ranges from $4.68 - $10.20 per option as of June 30, 2022. A roll forward of the phantom options are as follows:

	2022		2021
	Weighted	Share	Weighted	Share
	average	Options	average	Options
	exercise price	(Number)	exercise price	(Number)
	(US$)		(US$)
Options outstanding as of beginning of the period	18.01	210,740	6.81	54,575
Options granted during the period	—	—	20.86	167,935
Options exercised during the period	6.81	(16,743)	6.81	(11,770)
Options forfeited / cancelled / expired during the period	20.86	(6,324)	—	—
Options outstanding as of end of the period	18.91	187,673	18.01	210,740

Options exercisable as of end of the period	17.92	124,353	12.90	95,660

The weighted average fair value of the Phantom stock options as of June 30, 2022 is $5.59 (June 30, 2021: $13.84). For the year ended June 30, 2022, the Subsidiaries recognized an expense of share-based payment amounting to $0.03 million (June 30, 2021: $0.9 million). There were no Phantom Stock options with intrinsic value as of June 30, 2022. The liability under the Phantom stock option plan as of June 30, 2022 was $0.7 million and $0.3 million included as other non-current liabilities in Note 14 and payables in Note 15 respectively.

As of June 30, 2022, the unrecognized compensation expense associated with the phantom stock plan is $0.3 million and it will be recognized over 21 months from the end of June 30, 2022.

19.2.     2018 Restricted Stock Award Program

On December 21, 2018, our board of directors and shareholders approved and adopted the Holding Company’s 2018 Restricted Share Plan (the “2018 RSA Plan”). The following description of the 2018 RSA Plan is as follows.

Purpose

We believe that the 2018 RSA Plan will enable us to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, consultants and directors, and to promote the success of our business.

Types of Awards

The 2018 RSA Plan provides for grants of Restricted Share awards entitling recipients to acquire Class B Common Shares (“Restricted Shares”), subject to the right of the Holding Company to repurchase all or part of such Restricted Shares at their issue price or other stated or formula price (or to require forfeiture of such shares if issued at no cost) from the recipient in the event that conditions specified by our board of directors in the applicable Restricted Share award are not satisfied prior to the end of the applicable restriction period or periods established by our board of directors for such Restricted Share award.

Eligibility

Selected employees, consultants or directors of our company or our affiliates will be eligible to receive non-statutory Restricted Share awards under the 2018 RSA Plan, but only employees of our company will be eligible to receive incentive stock awards.

Administration

The 2018 RSA Plan is administered by our board of directors, a committee (or subcommittee) appointed by our board of directors, or any combination, as determined by our board of directors. Subject to the provisions of the 2018 RSA Plan and, in the case of a committee (or subcommittee), the specific duties delegated by our board of directors to such committee (or subcommittee), the administrator has the authority to, among other things, determine the per share fair market value of our common shares, select the individuals to whom awards may be granted; determine the number of shares covered by each award, approve the form(s) of agreement(s) and other related documents used under the 2018 RSA Plan, determine the terms and conditions of awards, amend outstanding awards, establish the terms of and implement an option exchange program, and construe and interpret the terms of the 2018 RSA Plan and any agreements related to awards granted under the 2018 RSA Plan. Our board of directors may also delegate authority to one of more of our officers to make awards under the 2018 RSA Plan.

Available Shares

Subject to adjustment, Restricted Share awards may be granted under the Plan for up to 2,559,323.13 Class B common shares, $0.000111650536 par value per Class B common share, of the Group (the “Class B Common Shares”). Restricted Shares issued under the 2018 RSA Plan may consist in whole or in part of authorized but unissued shares or treasury shares.

This limit may be adjusted to reflect certain changes in our capitalization, such as share splits, reverse share splits, share dividends, recapitalizations, rights offerings, reorganizations, mergers, consolidations, spin-offs, split-ups and similar transactions.

If any Restricted Share award expires or is forfeited in whole or in part (including as the result of Class B Common Shares subject to such Restricted Share award being repurchased by the Company pursuant to a contractual repurchase right or being forfeited back to the Company), the unused Class B Common Shares covered by such Restricted Share award shall again be available for the grant of Restricted Shares. Additionally, any Class B Common Shares delivered to the Company by a participant to either used to purchase additional Restricted Shares or to satisfy the applicable tax withholding obligations with respect to Restricted Shares (including shares retained from the Restricted Share award creating the tax obligation) shall be added back to the number of shares available for the future grant of Restricted Shares.

Restricted Shares

The board of directors may grant Restricted Share awards entitling recipients to acquire Class B Common Shares (“Restricted Shares”), subject to the right of the Company to repurchase all or part of such Restricted Shares at their issue price or other stated or formula price (or to require forfeiture of such shares if issued at no cost) from the recipient in the event that conditions specified by the board of directors in the applicable Restricted Share award are not satisfied prior to the end of the applicable restriction period or periods established by the board of directors for such Restricted Share award.

The board of directors shall determine the terms and conditions of a Restricted Share award, including the conditions for vesting and repurchase (or forfeiture) and the issue price, if any.

Stockholder Rights

Except as otherwise provided in the applicable award agreement, and with respect to an award of Restricted Shares, a participant will have no rights as a shareholder with respect to common shares covered by any award until the participant becomes the record holder of such common shares.

Amendment and Termination

Our board of directors may, at any time, amend or terminate the 2018 RSA Plan but no amendment or termination may be made that would materially and adversely affect the rights of any participant under any outstanding award, without his or her consent.

Transferability

Subject to certain limited exceptions, awards granted under the 2018 RSA Plan may not be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of descent or distribution.

Effective Date; Term

The 2018 RSA Plan in December 2018 granted 2,373,374 shares, of which 721,596 shares vested on December 31, 2018. The remaining awards will vest between 13 months to 4 years, depending on the individual.

Fair value of common shares

The fair market value per share at the time of issuance was $0.61 which was derived from using the Monte Carlo simulation.

Expected term

The expected term of shares granted is 3.84 years.

Volatility

Management used an average volatility of comparable companies of 26.0%.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the grant. The risk free rate used for computation of fair value of shares as of June 30, 2020 was 2.87%.

The Company has bifurcated the 2018 RSA Plan into three categories based on the vesting conditions and vesting period of the Restricted Share awards:

●	2018 RSA Plan – Non-Executive Management
●	2018 RSA Plan Non-Performance – Executive Leadership Team
●	2018 RSA Plan Performance – Executive Leadership Team

2018 RSA Plan – Non-Executive Management

A summary of the Restricted Share awards (“RSAs”) outstanding and exercisable as of June 30, 2022 and June 30, 2021 are as follows:

	2022		2021
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	638,385	0.61	650,193
RSAs granted during the period	—	—	0.61	280
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	0.61	(3,013)	0.61	(12,088)
RSAs outstanding as of end of the period	0.61	635,372	0.61	638,385

RSAs vested as of end of the period	0.61	626,966	0.61	587,756

The 928,124 Restricted Share awards were granted under the 2018 RSA Plan in December 31, 2018 that vest over time, with an initial portion vesting at December 31, 2018 and the remainder vesting equally on a monthly basis for a period of 13 months to four years.

As of June 30, 2022 and June 30, 2021, 626,966, or 98.7% and 587,756, or 92.1% respectively, of the outstanding Restricted Share awards have vested. The Company recognized the amount of stock compensation expense for Restricted Share awards initially vesting on the first vesting date. The total expense recognized during the fiscal year ended June 30, 2022 and June 30, 2021 was $0.01 million and $0.03 million, respectively.

As of June 30, 2022, the compensation expense associated with the Restricted Share Plan award is fully recognized.

2018 RSA Plan Non-Performance – Executive Leadership Team

Members of executive management are primarily based in the United States. All U.S.-based members of executive management have filed an 83(b) election, which provides that such equity be taxed by the Internal Revenue Service (the “IRS”) at the time of grant, rather than at the time of vesting and shall result in such Restricted Share awards being taxed as capital gains rather than ordinary income. All U.S. members of executive leadership team have purchased the Restricted Shares through a promissory note, which is subject to 3% interest (the “Notes”). The Notes are considered to be a related party loan (see Related Party Transactions, Note 23). The Notes are a 50% / 50% split between recourse and non–recourse, with the non-recourse portion being secured by those Restricted Shares issued to the borrower. The Group did not record the expense of the both recourse and non–recourse components.

A summary of the Restricted Share awards outstanding and exercisable as of June 30, 2022 and June 30, 2021 are as follows:

	2022		2021
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	918,719	0.61	918,719
RSAs granted during the period	—	—	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	—	—	—	—
RSAs outstanding as of end of the period	0.61	918,719	0.61	918,719

RSAs vested as of end of the period	0.61	918,719	0.61	844,452

The 970,893 Restricted Share awards were granted under the 2018 RSA Plan in December 31, 2018 that vest over time, with an initial portion vesting at December 31, 2018 and the remainder vesting equally on a monthly basis for a period of 24 months to four years.

As of June 30, 2022 and June 30, 2021, 918,719, or 100.0% and 844,452, or 91.9%, respectively, of the outstanding Restricted Share awards have vested.

2018 RSA Plan Performance – Executive Leadership Team

Performance-based Restricted Share awards vest based on certain performance criteria, which are:

●	the consummation of a successful initial public offering on or before December 31, 2019: The restricted shares allotted to this criteria are 170,680.
●	an initial public offering of the Group’s class A common shares, and thereafter, the average price per share traded in such public market equals or exceeds $17.42 per share at any point in time: The restricted shares allotted to this criteria are 103,264.
●	meeting specific revenue and EBITDA targets during the period from January 1, 2019 to December 31, 2019: The restricted shares allotted to this criteria are 10,000.

A summary of the Restricted Share awards outstanding and exercisable as of June 30, 2022 and June 30, 2021 are as follows:

	2022		2021
	Grant Date		Grant Date
	Fair Market	RSA	Fair Market	RSA
	Value	(Number)	Value	(Number)
	(US$)		(US$)
RSAs outstanding as of beginning of the period	0.61	272,748	0.61	272,748
RSAs granted during the period	—	—	—	—
RSAs exercised during the period	—	—	—	—
RSAs forfeited / cancelled / expired during the period	—	—	—	—
RSAs outstanding as of end of the period	0.61	272,748	0.61	272,748

RSAs vested as of end of the period	0.61	245,862	0.61	207,961

As of June 30, 2022 and June 30, 2021, 245,862, or 90.1% and 207,961, or 76.3%, respectively, of the outstanding Restricted Share awards have vested.

On December 23, 2019, the Company entered into amendments to the restricted share awards with certain members of management and directors (the ‘2019 RSA Amendments’) covering an aggregate of 103,264 restricted common shares. The terms of the original restricted share awards provided for vesting upon an initial public offering on a public exchange in the United States by December 31, 2019. The 2019 RSA Amendments provide for an extension of the date by which such initial public offering must occur to June 30, 2020. There would be no change in the fair value per share due to the modification. These RSA agreements were further amended on June 30, 2020 as referred below:

On January 28, 2020, the board of directors of the Company deemed certain performance triggers to be achieved with respect to restricted share awards with certain members of management and directors (the ‘2020 RSA Amendments’) covering an aggregate of 67,176 restricted common shares. The terms of the valuation trigger associated with such RSAs were not modified. The fair value of certain of the common shares subject to the RSAs were not changed due to the modification.

On May 20, 2020, the Board of Directors approved extraordinary payment to the members of executive management, in the amount set forth for each individual, to be paid directly to the Company in satisfaction in full of the Promissory Note entered into by each individual at the time of issuance of Restricted Stock Award Plan, including a tax gross up to cover any tax implications that may result from repayment of such loan on behalf of the individual which shall be withheld and paid directly to the IRS and that such Promissory Note shall be effectively cancelled upon payment.

On June 30, 2020, the Company entered into further amendments to the restricted share awards with certain members of management and directors (the ‘2020 RSA Amendments’) covering an aggregate of 78,264 restricted common shares. The terms of the original restricted share awards (amended by 2019 RSA amendments) provided for vesting upon an initial public offering on a public exchange in the United States by June 30, 2020. The 2020 RSA Amendments provide for an extension of the date by which such initial public offering must occur to December 31, 2020. The fair value per share were not changed due to this modification.

The Group will not issue further shares under this 2018 RSA plan and the remaining shares of 707,535 were transferred to the 2020 Long Term Incentive Plan (Note 19.4) on May 20, 2020.

19.3.     Long term incentive plan

On May 20, 2020, our board of directors and shareholders approved and adopted the Holding Company’s 2020 Long Term Incentive Plan (the “2020 LTIP”). Effective as of January 14, 2022, the LTIP was amended and restated to provide for an increase of an additional 700,000 shares available under the LTIP. The following description of the 2020 LTIP is as follows.

Purpose

We believe that the 2020 LTIP will enable us to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, consultants and directors, and to promote the success of our business.

Types of Awards

The 2020 LTIP provides for grants of stock options and stock awards.

Eligibility

Selected employees, consultants or directors of our company or our subsidiaries will be eligible to receive non-statutory Restricted Share awards under the 2020 LTIP, but only employees of our company will be eligible to receive incentive stock awards.

Administration

The 2020 LTIP is administered by our administrator appointed by our board of directors, or any combination, as determined by our board of directors. Subject to the provisions of the 2020 LTIP and, in the case of a committee (or subcommittee), the specific duties delegated by our board of directors to such committee (or subcommittee), the administrator has the authority to, among other things, determine the per share fair market value of our common shares, select the individuals to whom awards may be granted; determine the number of shares covered by each award, approve the form(s) of agreement(s) and other related documents used under the 2020 LTIP, determine the terms and conditions of awards, amend outstanding awards, establish the terms of and implement an option exchange program, and construe and interpret the terms of the 2020 LTIP and any agreements related to awards granted under the 2020 LTIP. Our board of directors may also delegate authority to one of more of our officers to make awards under the 2020 LTIP.

Available Shares

The number of common shares that we may issue with respect to awards granted under the 2020 LTIP will not exceed an aggregate of 1,987,326.13. This limit may be adjusted to reflect certain changes in our capitalization, such as share splits, reverse share splits, share dividends, recapitalizations, rights offerings, reorganizations, mergers, consolidations, spin-offs, split-ups and similar transactions. If an award expires or becomes unexercisable for any reason without having been exercised in full, or is surrendered pursuant to an option exchange program, the common shares subject to such award will be available for further awards under the 2020 LTIP. Common shares used to pay the exercise or purchase price of an award or tax obligations will be treated as not issued and will continue to be available under the 2020 LTIP. Common shares issued under the 2020 LTIP and later forfeited to us due to the failure to vest or repurchased by us at the original purchase price paid to us for such common shares will again be available for future grant under the 2020 LTIP.

Stock Options

The 2020 LTIP allows the administrator to grant incentive stock options, as that term is defined in section 422 of the Internal Revenue Code, or non-statutory stock options. Only our employees may receive incentive stock option awards. The term of each option may not exceed ten years. No incentive stock option or non-qualified stock option may have an exercise price less than the fair market value of a common share at the time of grant. Options will be exercisable at such time or times and subject to such terms and conditions as determined by the administrator at grant and the exercisability of such options may be accelerated by the administrator.

Restricted Stock

The 2020 LTIP allows the administrator to grant restricted stock awards. Once the restricted stock is purchased or received, the participant will have the rights equivalent to those of a holder of our common shares, and will be a record holder when his or her purchase and the issuance of the common shares is entered upon the records of our duly authorized transfer agent. Unless otherwise determined by the administrator, we will have a right to repurchase any grants of restricted stock upon a recipient’s voluntary or involuntary termination of employment for any reason at a price equal to the original purchase price of such restricted stock.

Stockholder Rights

Except as otherwise provided in the applicable award agreement, and with respect to an award of Restricted Shares, a participant will have no rights as a shareholder with respect to common shares covered by any award until the participant becomes the record holder of such common shares.

Amendment and Termination

Our board of directors may, at any time, amend or terminate the 2020 LTIP but no amendment or termination may be made that would materially and adversely affect the rights of any participant under any outstanding award, without his or her consent.

Transferability

Subject to certain limited exceptions, awards granted under the 2020 LTIP may not be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of descent or distribution.

Fair value of common shares

The grant date fair values of common shares issued under the 2020 LTIP range from $4.37 to $20.86 per share as of June 30, 2022.

Expected term

The expected term of options granted is 5.3 – 10.0 years.

Volatility

Management used an average volatility of comparable listed companies of 29.4% - 47.7%.

Expected dividends

The Holding Company does not expect to pay any dividends in the future.

Risk-free rate

The risk free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The risk free rate used for computation of fair value of options as of June 30, 2022 was 0.57% -2.00%.

During the year ended June 30, 2022,178,800 options, 568,344 RSUs, 60,000 PSUs, and 12,500 RSAs were granted, 200,453 options were forfeited and 2,716 were exercised. The summary of awards granted during the year is as follows:

●	12,500 RSA’s were granted in August 2021 with an initial vesting of 25% after one year and the remaining to vest equally over 36 months.
●	35,000 options were granted in August 2021 with an exercise price of $20.11, vesting of 25% after one year and the remaining to vest equally over 36 months.
●	60,000 PSU’s were granted in August 2021 with vesting based upon satisfaction of market-based performance triggers.
●	60,000 options were granted in August 2021 with an exercise price of $20.11, vesting based upon satisfaction of market-based performance triggers.
●	13,000 options were granted in November 2021, 5,000 with an exercise price of $18.32 and 8,000 with an exercise price of $17.60, all with an initial vesting of 25% after one year and the remaining to vest equally over 36 months.
●	45,800 options were granted in December 2021 with an exercise price of $13.25 and initial vesting of 25% after one year and the remaining to vest equally over 36 months.
●	10,000 options were granted in December 2021 with an exercise price of $15.18 and initial vesting of 25% after one year and the remaining to vest equally over 36 months.
●	15,000 options were granted in February 2022 with an exercise price of $13.87 with vesting based upon satisfaction of performance obligations.
●	568,344 RSU’s were granted in April 2022 with vesting based upon satisfaction of performance triggers.

During the year ended June 30, 2021, 510,143 options and 15,000 RSAs were granted, 16,215 options were forfeited and 1,442 were exercised. The summary of awards granted during the year is as follows:

●	341,843 options were issued in August 2020 at an exercise price of $19.0 with initial vesting of 50% at the grant date and the remaining vesting equally every month over 24 months.
●	97,000 options at an exercise price of $19.85 and 10,000 RSAs were issued in December 2020. 77,000 options with an initial vesting of 25% after one year and the remaining vesting equally on monthly basis over 36 months and the vesting of the remaining 20,000 options is based on satisfaction of the performance obligation. Out of 10,000 RSAs, 5,000 RSAs have an initial vesting of 13% and the remaining to be vested over 24 months. The remaining 5,000 RSAs vested on January 2021.
●	20,000 options were granted in January 2021 with an exercise price of $18.82, vesting of which is based on satisfaction of the performance obligation.
●	23,500 options were granted in February 2021 with an exercise price of $20.86 with an initial vesting of 25% after one year and remaining vesting equally on monthly basis over 36 months.
●	5,000 RSAs were granted in January 2021 and vest equally on a quarterly basis from April 2021.
●	27,800 options were granted in June 2021 with an exercise price of $18.72, vesting will be over 36 months.

A summary of the options / awards outstanding and exercisable as of June 30, 2022, and June 30, 2021 are as follows:

	2022		2021
		Share		Share
	Weighted	Options /	Weighted	Options /
	average	awards	average	awards
	exercise price	(Number)	exercise price	(Number)
	(US$)		(US$)
Options / awards outstanding as of beginning of the year	16.70	845,918	12.75	338,432
Options / awards granted during the year	17.39	819,644	19.23	525,143
Options / awards exercised during the year	12.75	(2,716)	19.00	(1,442)
Options / awards forfeited / cancelled / expired during the year	19.28	(200,453)	15.96	(16,215)
Options / awards outstanding as of end of the year	16.42	1,462,393	16.70	845,918

Options / awards exercisable as of end of the year	16.83	578,127	16.97	366,865

The total expense recognized during the fiscal year ended June 30, 2022 and June 30, 2021 was $1.8 million and $3.6 million respectively.

As of June 30, 2022, the unrecognized compensation expense associated with the Long term Incentive Plan was $9.5 million, and it will be recognized over the period of 66 months from the end of June 30, 2022.

The Group recognized $1.9 million and $4.5 million of stock based compensation expense (including Phantom Stock Plan and 2018 RSA Plan and long-term incentive plan) for the year ended June 30, 2022 and 2021 respectively.